       PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- EQUITY PORTFOLIOS

SUPPLEMENT DATED JULY 25, 2005 TO PROSPECTUS DATED APRIL 1, 2005

The following replaces the second paragraph under "Portfolio Management" on page 40 of the Prospectus:

The managers for the Diversified Growth Portfolio are John S. Cole, Senior Vice President of Northern Trust and Robert Mitchell, Vice President of Northern Trust. Mr. Cole has had such responsibility since July 2005 and Mr. Mitchell since December 2002. Mr. Cole joined Northern Trust in 2005. From 1997 to 2005, Mr. Cole was with Lincoln Equity Management, LLC. Since 2003, he served as the Chief Operating Officer and Managing Director and during the past five years he has managed various equity portfolios. Mr. Mitchell joined Northern Trust in 1988 and during the past five years has managed various equity and balanced portfolios.

The following replaces the seventh paragraph under "Portfolio Management" on page 40 of the Prospectus effective June 30, 2005:

The manager for the Mid Cap Growth Portfolio is Deborah Koch, Vice President of Northern Trust. Ms. Koch has had such responsibility since joining Northern Trust in May 2003. From 2000 to 2003, Ms. Koch was a portfolio manager and senior analyst for technology portfolios at Strong Capital Management. From 1992 to 2000, she was a portfolio manager at Scudder Kemper Investments.

The following replaces the eighth paragraph under "Portfolio Management" on page 40 of the Prospectus effective June 30, 2005:

The manager for the Small Company Growth Portfolio is John B. Leo, Senior Vice President of Northern Trust. Mr. Leo has had such responsibility since July 2004. Joining Northern Trust in 1984, Mr. Leo has managed various equity portfolios during the past five years.

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                                                                   NIFSPTE 7/05
[LOGO] NORTHERN
INSTITUTIONAL FUNDS/R/
Managed by
Northern Trust
                                         50 South LaSalle Street
                                         P.O. Box 75986
                                         Chicago, Illinois 60675-5986
                                         800/637-1380
                                         northerninstitutionalfunds.com